INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Average effective tax rate	187.30%	(61.30%)
Applicable tax rate	26.50%	26.50%
Deferred income tax liability not recognized	$ 593.6	$ 724.1